Equity investments (Details 2)	12 Months Ended			1 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 31, 2011 Chengdu Seasky CNY	Jan. 31, 2010 Chengdu Seasky CNY	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2010 Chengdu Seasky	Apr. 30, 2009 Ye Net CNY	Apr. 30, 2010 Zhizhu Network CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 Investment in a venture capital fund CNY	Dec. 31, 2011 Investment in a venture capital fund CNY item
Equity investments
Equity Method Investment Aggregate Cost	$ 32,102,213	200,000,000	10,803,330		0	20,735,000		15,000,000	27,000,000	10,803,330	10,803,330	200,000,000
Ownership Percentage Acquired					20.00%	20.00%		30.00%	20.00%	40.00%
Equity interest owned by the Group (as a percent)							40.00%						99.00%
Percentage of equity interest transferred				40.00%
Cash received from disposal of equity investment			9,934,500	9,934,500
Maximum contribution to the venture capital fund													643,500,000
Period for contribution to the venture capital fund													9 years
The number of general partners, who manage the venture capital fund													1
Amount contributed to the venture capital fund												200,000,000